DERIVATIVES - Schedule of Company’s Derivatives Portfolio (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional Amounts	$ 4,678,561	$ 5,769,802	$ 4,359,072
Gross Fair Value-Derivative Assets	128,353	207,653	173,209
Gross Fair Value-Derivative Liabilities	(89,702)	(165,858)	(160,642)
Digital Assets
Derivative [Line Items]
Notional Amounts	3,041,477	4,685,112	2,831,616
Gross Fair Value-Derivative Assets	95,127	185,208	122,911
Gross Fair Value-Derivative Liabilities	(67,313)	(145,493)	(120,795)
Foreign currencies
Derivative [Line Items]
Notional Amounts	730,533	19,259	3,397
Gross Fair Value-Derivative Assets	19,349	12,064	11,279
Gross Fair Value-Derivative Liabilities	(14,026)	(10,483)	(11,027)
Equity securities
Derivative [Line Items]
Notional Amounts	597,258	1,049,846	54,417
Gross Fair Value-Derivative Assets	13,720	10,343	30,541
Gross Fair Value-Derivative Liabilities	(6,993)	(9,683)	(23,876)
Interest rates
Derivative [Line Items]
Notional Amounts	297,729	5,002	1,408,406
Gross Fair Value-Derivative Assets	157	19	7,698
Gross Fair Value-Derivative Liabilities	(708)	(13)	(4,639)
Commodities
Derivative [Line Items]
Notional Amounts	11,563	10,583	61,236
Gross Fair Value-Derivative Assets	0	19	780
Gross Fair Value-Derivative Liabilities	(662)	(186)	(305)
Digital assets receivable
Derivative [Line Items]
Notional Amounts	4,036	3,911	15,971
Gross Fair Value-Derivative Assets	19,670	60,720	20,860
Gross Fair Value-Derivative Liabilities	0	0	0
Embedded derivatives — Digital assets borrowed
Derivative [Line Items]
Notional Amounts	1,949,500	1,269,013	369,280
Gross Fair Value-Derivative Assets	223,469	24,039	877
Gross Fair Value-Derivative Liabilities	(41,027)	(252,635)	(29,874)
Embedded derivatives — Collateral payable
Derivative [Line Items]
Notional Amounts	978,134	1,219,247	439,544
Gross Fair Value-Derivative Assets	143,027	55,848	4,244
Gross Fair Value-Derivative Liabilities	(58,988)	(161,261)	(134,695)
Embedded derivatives — Notes payable
Derivative [Line Items]
Notional Amounts	847,500	847,500	445,000
Gross Fair Value-Derivative Assets	0	0	0
Gross Fair Value-Derivative Liabilities	$ (46,586)	$ (136,192)	$ (10,472)